Share Repurchase Program (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Repurchases [Line Items]
Shares repurchased	0.9	6.2	1.6
Cash paid for shares	$ 104.4	$ 616.0	$ 147.9